[SHIP LOGO VANGUARD/(R)/]



VANGUARD(R) INSTITUTIONAL TOTAL
STOCK MARKET INDEX FUND

Supplement to the Prospectus Dated April 27, 2007

On page two of the Vanguard Institutional Total Stock Market Index Fund prospectus, the Average Annual Total Returns table is replaced with the following:

Average Annual Total Returns for Periods Ended December 31, 2006
                                                                                                                      Since
                                                                                          1 Year    5 years    Inception/(1)/
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VANGUARD INSTITUTIONAL TOTAL STOCK MARKET INDEX FUND
INSTITUTIONAL SHARES
------------------------------------------------------------------------------------------------------------------------------
Return Before Taxes                                                                        15.74%      7.63%           7.59%
------------------------------------------------------------------------------------------------------------------------------
Return After Taxes on Distributions                                                        15.41       7.27            7.21
------------------------------------------------------------------------------------------------------------------------------
Return After Taxes on Distributions and Sale of Fund Shares                                10.56       6.46            6.41
------------------------------------------------------------------------------------------------------------------------------
VANGUARD INSTITUTIONAL TOTAL STOCK MARKET INDEX FUND
INSTITUTIONAL PLUS SHARES/(2)/
------------------------------------------------------------------------------------------------------------------------------
Return Before Taxes                                                                       15.76%      7.66%              --
------------------------------------------------------------------------------------------------------------------------------
COMPARATIVE INDEXES
(reflects no deduction for fees, expenses, or taxes)
------------------------------------------------------------------------------------------------------------------------------
Dow Jones Wilshire 5000 Composite Index                                                    15.87       7.65            7.61
------------------------------------------------------------------------------------------------------------------------------
Spliced Institutional Total Stock Market Index/(3)/                                        15.72       7.59            7.55
------------------------------------------------------------------------------------------------------------------------------
MSCI US Broad Market Index                                                                 15.72         --              --
------------------------------------------------------------------------------------------------------------------------------
1 Since-inception returns are from August 31, 2001--the inception date of the
  Institutional Shares--through December 31, 2006.
2 From the inception of the Fund's Institutional Plus Shares on May 31, 2001,
  through December 31, 2006, the average annual total returns were 5.46% for the
  Institutional Plus Shares; 5.42% for the Dow Jones Wilshire 5000 Composite
  Index; and 5.37% for the Spliced Institutional Total Stock Market Index.
3 Reflects performance of the Dow Jones Wilshire 5000 Composite Index through
  April 8, 2005, and performance of the MSCI US Broad Market Index thereafter.
  The Fund adopted the MSCI US Broad Market Index as its target Index on April
  9, 2005.

(C) 2007 The Vanguard Group, Inc. All rights reserved.              PS871 042007
Vanguard Marketing Corporation